Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits [Line items]
Deposit	$ 792,672	$ 764,857
Purchased notes, net	200	600
Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	448,861	435,499
Deposits structured liabilities	17,200	15,500
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposit	393,457
Payable on fixed date [member] | Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	224,905
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line items]
Deposit	65,700	61,100
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line items]
Deposit	300,400	288,400
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line items]
Deposit	$ 63,800	$ 52,900